Offerings	Jan. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 265,313,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,639.81
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on January 9, 2026. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on January 9, 2026. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase, if any.